Variable Interest Entities - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Golar Tundra and Golar Crystal | LIBOR | Minimum
Variable Interest Entity [Line Items]
Variable rate	0.38%
Golar Tundra and Golar Crystal | LIBOR | Maximum
Variable Interest Entity [Line Items]
Variable rate	0.42%
ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2017	$ 4,310
2018	17,100
2019	17,100
2020	17,147
2021	17,100
After 2022	47,084
ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2017	4,310
2018	17,100
2019	17,100
2020	17,147
2021	17,100
After 2022	49,895
ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2017	4,310
2018	17,100
2019	17,100
2020	17,147
2021	17,100
After 2022	49,895
ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2017	4,310
2018	17,100
2019	17,100
2020	17,147
2021	17,100
After 2022	52,800
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2017	5,200
2018	20,446
2019	19,934
2020	19,466
2021	18,953
After 2022	68,097
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2017	3,736
2018	15,151
2019	15,193
2020	15,151
2021	15,151
After 2022	60,646
COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2017	2,610
2018	10,433
2019	10,420
2020	10,419
2021	10,381
After 2022	$ 53,659